Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 SFr / shares
Disclosure of classes of share capital [line items]
Share capital at beginning of period	$ 890	$ 901	$ 913
Treasury shares at beginning of period	(92)	(48)	(53)
Total outstanding share capital at beginning of period	798	853	860
Share capital movement of period	(65)	(11)	(12)
Treasury shares movement of period	51	(44)	5
Total shares outstanding movement of period	(14)	(55)	(7)
Share capital at end of period	825	890	901
Treasury shares at end of period	(41)	(92)	(48)
Total outstanding share capital at end of period	$ 784	$ 798	$ 853
Par value per share | SFr / shares				SFr 0.49	SFr 0.50